Glossary
The following abbreviations are used in the Funds’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
UTS—Unit Trust Security
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PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 4.0%
Boeing Co. (The)	47,465	$ 17,281,532
United Technologies Corp.	158,909	20,696,308
		37,977,840
Banks 5.9%
JPMorgan Chase & Co.	260,683	28,638,634
PNC Financial Services Group, Inc. (The)	203,923	26,291,793
		54,930,427
Chemicals 1.6%
Linde PLC (United Kingdom)	79,517	15,021,556
Consumer Finance 2.0%
SLM Corp.	2,256,219	19,042,488
Electric Utilities 5.0%
American Electric Power Co., Inc.	420,692	38,346,076
Exelon Corp.	174,736	8,258,023
		46,604,099
Energy Equipment & Services 0.6%
Schlumberger Ltd.	171,934	5,575,820
Entertainment 4.4%
Netflix, Inc.*	58,417	17,159,994
Walt Disney Co. (The)	178,991	24,568,304
		41,728,298
Food & Staples Retailing 3.5%
Walmart, Inc.	289,963	33,131,172
Food Products 3.0%
Mondelez International, Inc. (Class A Stock)	508,274	28,066,890
Health Care Equipment & Supplies 2.3%
Zimmer Biomet Holdings, Inc.	155,453	21,639,058
Insurance 2.5%
MetLife, Inc.(a)	524,969	23,256,127

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 6.6%
Alphabet, Inc. (Class A Stock)*	24,590	$ 29,275,132
Facebook, Inc. (Class A Stock)*	125,131	23,233,073
Tencent Holdings Ltd. (China), ADR	231,970	9,573,402
		62,081,607
Internet & Direct Marketing Retail 6.1%
Alibaba Group Holding Ltd. (China), ADR*	136,879	23,957,931
Amazon.com, Inc.*	18,566	32,978,600
		56,936,531
IT Services 9.7%
Adyen NV (Netherlands), 144A*	31,152	22,574,832
FleetCor Technologies, Inc.*	65,624	19,582,202
Mastercard, Inc. (Class A Stock)	122,088	34,351,901
PayPal Holdings, Inc.*	135,524	14,778,892
		91,287,827
Life Sciences Tools & Services 2.2%
Illumina, Inc.*	74,815	21,048,452
Media 2.9%
Comcast Corp. (Class A Stock)	610,028	26,999,839
Oil, Gas & Consumable Fuels 3.1%
Noble Energy, Inc.(a)	540,802	12,211,309
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	304,731	16,943,044
		29,154,353
Pharmaceuticals 6.0%
AstraZeneca PLC (United Kingdom), ADR	658,779	29,664,818
Eli Lilly & Co.	118,691	13,408,522
Pfizer, Inc.	371,132	13,193,743
		56,267,083
Semiconductors & Semiconductor Equipment 7.0%
NVIDIA Corp.	121,062	20,279,096
QUALCOMM, Inc.	253,652	19,726,516
Texas Instruments, Inc.	208,519	25,804,226
		65,809,838

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 11.9%
Adobe, Inc.*	76,617	$ 21,798,303
Microsoft Corp.	446,067	61,494,796
salesforce.com, Inc.*	183,298	28,607,319
		111,900,418
Specialty Retail 1.0%
Lowe’s Cos., Inc.	80,333	9,013,363
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	126,817	26,471,781
Textiles, Apparel & Luxury Goods 4.3%
Lululemon Athletica, Inc.*	150,053	27,710,288
NIKE, Inc. (Class B Stock)	150,578	12,723,841
		40,434,129

Total Long-Term Investments (cost $665,538,090)		924,378,996

Short-Term Investments 5.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	16,469,636	16,469,636
PGIM Institutional Money Market Fund (cost $33,151,591; includes $33,121,313 of cash collateral for securities on loan)(b)(w)	33,144,967	33,148,281

Total Short-Term Investments (cost $49,621,227)		49,617,917

TOTAL INVESTMENTS 103.7% (cost $715,159,317)		973,996,913
Liabilities in excess of other assets (3.7)%		(34,497,428)

Net Assets 100.0%		$ 939,499,485

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,416,988; cash collateral of $33,121,313 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison 20/20 Focus Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 49.5%
Oil & Gas Storage & Transportation
Antero Midstream Corp.	959,580	$ 6,822,614
Enbridge, Inc. (Canada)	597,115	19,971,106
EnLink Midstream LLC, UTS	842,649	6,690,633
Equitrans Midstream Corp.	124,628	1,681,232
Gibson Energy, Inc. (Canada)	884,741	15,297,234
Kinder Morgan, Inc.	1,727,620	35,018,857
ONEOK, Inc.	603,093	42,988,469
Pembina Pipeline Corp. (Canada)	716,238	26,264,448
Targa Resources Corp.	837,212	30,240,097
TC Energy Corp. (Canada)	295,906	15,162,015
Williams Cos., Inc. (The)	1,554,151	36,677,964

Total Common Stocks (cost $246,577,366)		236,814,669
Master Limited Partnerships 50.1%
Oil & Gas Storage & Transportation 46.2%
Buckeye Partners LP	154,288	6,330,437
Cheniere Energy Partners LP	563,939	24,717,446
Crestwood Equity Partners LP	219,533	8,026,127
Enable Midstream Partners LP	402,294	5,068,905
Energy Transfer LP	2,741,188	37,307,569
Enterprise Products Partners LP	1,371,189	39,092,598
EQM Midstream Partners LP	102,412	3,100,011
Magellan Midstream Partners LP	164,919	10,996,799
MPLX LP	791,480	22,090,207
Noble Midstream Partners LP	165,815	4,034,279
Plains All American Pipeline LP	1,334,538	28,599,149
Plains GP Holdings LP (Class A Stock)	108,215	2,372,073
Rattler Midstream LP*	299,652	5,486,628
Tallgrass Energy LP	989,066	19,365,912
Western Midstream Partners LP	199,382	4,593,761
		221,181,901

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Renewable Electricity 3.9%
NextEra Energy Partners LP	364,812	$ 18,696,615

Total Master Limited Partnerships (cost $229,710,956)		239,878,516

Total Long-Term Investments (cost $476,288,322)		476,693,185

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,355,317)(w)	6,355,317	6,355,317

TOTAL INVESTMENTS 100.9% (cost $482,643,639)		483,048,502
Liabilities in excess of other assets (0.9)%		(4,159,039)

Net Assets 100.0%		$ 478,889,463

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).